Schedule of Investments (unaudited)
March 31, 2026
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 ClearBridge Variable Small Cap Growth Portfolio

(Percentages shown based on Portfolio net assets)
Security	Shares	Value
Common Stocks — 95.8%
Consumer Discretionary — 6.1%
Automobile Components — 0.2%
Fox Factory Holding Corp.	56,339	$927,340 *
Broadline Retail — 1.4%
Global-e Online Ltd.	183,600	5,664,060 *
Diversified Consumer Services — 0.8%
Universal Technical Institute Inc.	86,000	3,104,600 *
Hotels, Restaurants & Leisure — 2.9%
Dutch Bros Inc., Class A Shares	123,905	6,277,027 *
Wingstop Inc.	32,041	4,965,394
Total Hotels, Restaurants & Leisure		11,242,421
Specialty Retail — 0.8%
Boot Barn Holdings Inc.	20,700	3,029,652 *

Total Consumer Discretionary		23,968,073
Consumer Staples — 6.5%
Consumer Staples Distribution & Retail — 6.0%
BJ’s Wholesale Club Holdings Inc.	66,583	6,553,099 *
Casey’s General Stores Inc.	12,473	9,078,598
Grocery Outlet Holding Corp.	175,686	1,238,586 *
Performance Food Group Co.	77,766	6,661,435 *
Total Consumer Staples Distribution & Retail		23,531,718
Personal Care Products — 0.5%
e.l.f. Beauty Inc.	34,600	2,097,106 *

Total Consumer Staples		25,628,824
Energy — 4.0%
Energy Equipment & Services — 2.3%
Archrock Inc.	83,500	2,905,800
Cactus Inc., Class A Shares	131,180	6,213,996
Total Energy Equipment & Services		9,119,796
Oil, Gas & Consumable Fuels — 1.7%
Matador Resources Co.	103,400	6,532,812

Total Energy		15,652,608
Financials — 8.4%
Banks — 2.6%
Pathward Financial Inc.	30,600	2,730,438
UMB Financial Corp.	24,200	2,729,518
Wintrust Financial Corp.	35,200	4,890,688
Total Banks		10,350,644
Capital Markets — 3.5%
Hamilton Lane Inc., Class A Shares	63,903	6,351,958
PJT Partners Inc., Class A Shares	53,101	7,419,272
Total Capital Markets		13,771,230
Financial Services — 2.0%
NMI Holdings Inc.	100,900	3,784,759 *
Shift4 Payments Inc., Class A Shares	92,125	4,028,626 *
Total Financial Services		7,813,385
See Notes to Schedule of Investments.

ClearBridge Variable Small Cap Growth Portfolio 2026 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
March 31, 2026
 ClearBridge Variable Small Cap Growth Portfolio
(Percentages shown based on Portfolio net assets)
Security	Shares	Value

Insurance — 0.3%
Trupanion Inc.	56,639	$1,450,525 *

Total Financials		33,385,784
Health Care — 21.1%
Biotechnology — 11.9%
Bridgebio Pharma Inc.	77,000	5,718,020 *
Caris Life Sciences Inc.	134,707	2,408,561 *
CG oncology Inc.	50,200	3,397,536 *
Dyne Therapeutics Inc.	54,200	982,646 *
Geron Corp.	1,343,700	2,002,113 *
Insmed Inc.	31,800	5,199,936 *
Madrigal Pharmaceuticals Inc.	3,600	1,884,492 *
Mirum Pharmaceuticals Inc.	74,900	6,919,262 *
Protagonist Therapeutics Inc.	41,100	4,331,940 *
Rhythm Pharmaceuticals Inc.	49,200	4,278,924 *
Scholar Rock Holding Corp.	34,900	1,715,684 *
TG Therapeutics Inc.	206,100	6,846,642 *
Vaxcyte Inc.	18,300	1,063,413 *
Total Biotechnology		46,749,169
Health Care Equipment & Supplies — 1.8%
Glaukos Corp.	15,300	1,647,198 *
Insulet Corp.	12,676	2,659,932 *
Penumbra Inc.	8,326	2,734,009 *
Total Health Care Equipment & Supplies		7,041,139
Health Care Providers & Services — 4.5%
Ensign Group Inc.	12,400	2,498,600
HealthEquity Inc.	76,532	6,395,779 *
RadNet Inc.	96,900	5,415,741 *
Surgery Partners Inc.	307,298	3,662,992 *
Total Health Care Providers & Services		17,973,112
Life Sciences Tools & Services — 1.7%
Charles River Laboratories International Inc.	8,800	1,518,000 *
Medpace Holdings Inc.	10,600	5,090,014 *
Total Life Sciences Tools & Services		6,608,014
Pharmaceuticals — 1.2%
Tarsus Pharmaceuticals Inc.	66,800	4,686,020 *

Total Health Care		83,057,454
Industrials — 27.5%
Aerospace & Defense — 7.9%
Beta Technologies Inc., Class A Shares	44,583	655,370 *
BWX Technologies Inc.	49,900	10,204,051
FTAI Aviation Ltd.	17,300	4,238,500
Karman Holdings Inc.	34,800	2,785,740 *
Kratos Defense & Security Solutions Inc.	73,600	5,189,536 *
Moog Inc., Class A Shares	23,437	6,858,604
York Space Systems Inc.	64,090	1,420,875 *
Total Aerospace & Defense		31,352,676
See Notes to Schedule of Investments.

ClearBridge Variable Small Cap Growth Portfolio 2026 Quarterly Report

 ClearBridge Variable Small Cap Growth Portfolio
(Percentages shown based on Portfolio net assets)
Security	Shares	Value

Air Freight & Logistics — 1.8%
GXO Logistics Inc.	135,685	$7,035,267 *
Building Products — 3.0%
Modine Manufacturing Co.	26,700	5,786,157 *
Simpson Manufacturing Co. Inc.	13,500	2,316,870
Trex Co. Inc.	103,127	3,755,886 *
Total Building Products		11,858,913
Construction & Engineering — 2.5%
Construction Partners Inc., Class A Shares	76,200	8,467,344 *
Limbach Holdings Inc.	17,200	1,342,460 *
Total Construction & Engineering		9,809,804
Electrical Equipment — 3.7%
Bloom Energy Corp., Class A Shares	108,269	14,669,367 *
Ground Transportation — 2.7%
XPO Inc.	54,180	10,540,719 *
Machinery — 3.5%
RBC Bearings Inc.	25,136	13,651,864 *
Trading Companies & Distributors — 2.4%
McGrath RentCorp.	49,400	5,447,832
Xometry Inc., Class A Shares	99,587	4,067,133 *
Total Trading Companies & Distributors		9,514,965

Total Industrials		108,433,575
Information Technology — 18.4%
Electronic Equipment, Instruments & Components — 4.1%
Fabrinet	19,400	10,117,488 *
OSI Systems Inc.	23,343	6,197,800 *
Total Electronic Equipment, Instruments & Components		16,315,288
IT Services — 1.5%
Wix.com Ltd.	64,947	5,849,776 *
Semiconductors & Semiconductor Equipment — 7.4%
Allegro MicroSystems Inc.	221,715	6,990,674 *
Credo Technology Group Holding Ltd.	48,100	4,515,147 *
Lattice Semiconductor Corp.	145,250	13,473,390 *
Rambus Inc.	36,400	3,131,492 *
Rigetti Computing Inc.	88,900	1,248,156 *
Total Semiconductors & Semiconductor Equipment		29,358,859
Software — 4.9%
Brain Corp.	52,367	153,085 *(a)(b)(c)
Cellebrite DI Ltd.	93,200	1,284,296 *
Intapp Inc.	101,500	2,607,535 *
Klaviyo Inc., Class A Shares	208,549	4,058,364 *
nCino Inc.	142,200	2,130,156 *
Sprout Social Inc., Class A Shares	120,650	687,705 *
Varonis Systems Inc.	207,567	4,456,464 *
Zeta Global Holdings Corp., Class A Shares	234,670	3,735,946 *
Total Software		19,113,551
See Notes to Schedule of Investments.

ClearBridge Variable Small Cap Growth Portfolio 2026 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
March 31, 2026
 ClearBridge Variable Small Cap Growth Portfolio
(Percentages shown based on Portfolio net assets)
Security		Shares	Value

Technology Hardware, Storage & Peripherals — 0.5%
IonQ Inc.		61,600	$1,775,928 *

Total Information Technology			72,413,402
Materials — 3.8%
Chemicals — 3.8%
Balchem Corp.		37,656	6,381,939
Element Solutions Inc.		252,800	8,630,592

Total Materials			15,012,531
Total Common Stocks (Cost — $256,474,684)			377,552,251
Investments in Underlying Funds — 2.7%
iShares Trust — iShares Russell 2000 Growth ETF		9,400	2,949,814
SPDR Series Trust — State Street SPDR S&P Biotech ETF		59,800	7,638,254

Total Investments in Underlying Funds (Cost — $8,680,279)			10,588,068
	Rate
Preferred Stocks — 0.1%
Information Technology — 0.1%
Software — 0.1%
Brain Corp. (Cost — $898,085)	—	170,237	497,656 *(a)(b)(c)
Total Investments before Short-Term Investments (Cost — $266,053,048)			388,637,975

Short-Term Investments — 1.3%
JPMorgan 100% U.S. Treasury Securities Money Market Fund, Institutional Class	3.508%	2,562,829	2,562,829 (d)
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	3.578%	2,562,829	2,562,829 (d)(e)

Total Short-Term Investments (Cost — $5,125,658)			5,125,658
Total Investments — 99.9% (Cost — $271,178,706)			393,763,633
Other Assets in Excess of Liabilities — 0.1%			392,901
Total Net Assets — 100.0%			$394,156,534

*	Non-income producing security.
(a)	Security is fair valued in accordance with procedures approved by the Board of Trustees (Note 1).
(b)	Security is valued using significant unobservable inputs (Note 1).
(c)	Restricted security (Note 3).
(d)	Rate shown is one-day yield as of the end of the reporting period.
(e)
In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Portfolio ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Portfolio. At March 31, 2026, the total market value of investments in Affiliated Companies was $2,562,829 and the cost was $2,562,829 (Note 2).

Abbreviation(s) used in this schedule:
ETF	—	Exchange-Traded Fund
SPDR	—	Standard & Poor’s Depositary Receipts
This Schedule of Investments is unaudited and is intended to provide information about the Portfolio’s investments as of the date of the schedule. Other information regarding the Portfolio is available in the Portfolio’s most recent annual or semi-annual shareholder report.
See Notes to Schedule of Investments.

ClearBridge Variable Small Cap Growth Portfolio 2026 Quarterly Report

Notes to Schedule of Investments (unaudited)
1. Organization and significant accounting policies
ClearBridge Variable Small Cap Growth Portfolio (the “Portfolio”) is a separate diversified investment series of Legg Mason Partners Variable Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
Shares of the Portfolio may only be purchased or redeemed through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies or through eligible pension or other qualified plans.
The Portfolio follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Portfolio and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.
(a) Investment valuation. Equity securities, including exchange-traded funds, for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Portfolio holds securities or other assets that are denominated in a foreign currency, the Portfolio will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Portfolio calculates its net asset value, the Portfolio values these securities as determined in accordance with procedures approved by the Portfolio’s Board of Trustees (the “Board”).
Pursuant to policies adopted by the Board, the Portfolio’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Portfolio’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Portfolio’s pricing policies, and reporting to the Portfolio’s manager and the Board. When determining the reliability of third party pricing information for investments owned by the Portfolio, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.
The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.
For each portfolio security that has been fair valued pursuant to the policies adopted by the Board, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board quarterly.
The Portfolio uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

ClearBridge Variable Small Cap Growth Portfolio 2026 Quarterly Report

Notes to Schedule of Investments (unaudited) (cont’d)
GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
•
Level 1 — unadjusted quoted prices in active markets for identical investments
•
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Portfolio’s assets carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Common Stocks:
Information Technology	$72,260,317	—	$153,085	$72,413,402
Other Common Stocks	305,138,849	—	—	305,138,849
Investments in Underlying Funds	10,588,068	—	—	10,588,068
Preferred Stocks	—	—	497,656	497,656
Total Long-Term Investments	387,987,234	—	650,741	388,637,975
Short-Term Investments†	5,125,658	—	—	5,125,658
Total Investments	$393,112,892	—	$650,741	$393,763,633

†	See Schedule of Investments for additional detailed categorizations.
2. Transactions with affiliated company
As defined by the 1940 Act, an affiliated company is one in which the Portfolio owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Portfolio. The following company was considered an affiliated company for all or some portion of the period ended March 31, 2026. The following transactions were effected in such company for the period ended March 31, 2026.

	Affiliate Value at December 31, 2025	Purchased		Sold
		Cost	Shares	Proceeds	Shares
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	$2,806,108	$9,888,980	9,888,980	$10,132,259	10,132,259

(cont’d)	Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at March 31, 2026
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	—	$30,164	—	$2,562,829

ClearBridge Variable Small Cap Growth Portfolio 2026 Quarterly Report

3. Restricted securities
The following Portfolio investments are restricted as to resale and, in the absence of readily ascertainable market values, are fair valued in accordance with procedures approved by the Board.

Security	Number of Shares	Acquisition Date	Cost	Fair Value at 3/31/2026	Value Per Share	Percent of Net Assets
Brain Corp., Common Shares	52,367	3/21	$228,844	$153,085	$2.92	0.04%
Brain Corp., Preferred Shares	170,237	4/20, 11/20	898,085	497,656	2.92	0.13
Total			$1,126,929	$650,741		0.17%

ClearBridge Variable Small Cap Growth Portfolio 2026 Quarterly Report